FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE
Schedule of details of the outstanding foreign currency forward contracts

	As of December 31,
	2012	2013
Settlement currency in:
U.S. dollar of entity with functional currency in RMB
Notional contract amount (U.S. dollar)	$1,800	$1,800

Schedule of fair value measurement of the contingent consideration

Unobservable Inputs	Range
Estimated contingent consideration payments	$32 – $4,045
Discount rate	1.55% – 11.70%
Timing of cash flows	0.17 – 2.17 years

Summary of the movement of the Group's contingent consideration measured at fair value on recurring basis

Contingent consideration as of January 1, 2012	$18,552
Assumed from the merger with VanceInfo	16,775
Increase in contingent consideration as a result of business acquisitions	20,355
Less: Payments made during 2012	(3,047)
Shares issuable in connection with business acquisition	(918)
Add: Changes in fair values	(659)
Foreign currency translation adjustments	361

Contingent consideration as of January 1, 2013	$51,419
Increase in contingent consideration as a result of business acquisitions	3,294
Less: Cash payments made during 2013	(22,661)
Settlement by issuance of common shares	(3,203)
Add: Changes in fair values	(1,164)
Foreign currency translation adjustments	(190)

Contingent consideration as of December 31, 2013	$27,495

Including
Current portion of contingent consideration	$23,456
Non-current portion of contingent consideration	$4,039

Schedule of assets and liabilities measured at fair value on a recurring basis

	Fair Value Measurement at Reporting Date Using
Description	December, 31 2012	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	$(51,419)	—	$—	$(51,419)
Foreign currency forward contracts	8	—	8	—

Total	$(51,411)	—	$8	$(51,419)

	Fair Value Measurement at Reporting Date Using
Description	December, 31 2013	Quoted Prices in Active Market for Identical Liabilities	Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Contingent consideration	$(27,495)	—	$—	$(27,495)
Foreign currency forward contracts	14	—	14	—

Total	$(27,481)	—	$14	$(27,495)

(b)

Schedule of fair value measurements of the intangible assets

Unobservable Inputs	Range
Estimated net revenues	$1,400 – $30,316
Royalty savings	2% – 4%
Discount rate	16%
Timing of cash flows	1 – 2 years